SOLAR POWER SYSTEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SOLAR POWER SYSTEMS
Accumulated depreciation	$ (16,227)	$ (15,234)
Solar power systems, net	54,898	63,964
Transferred solar power systems to project assets		4,782	$ 1,362,037
Solar power systems
SOLAR POWER SYSTEMS
Depreciation expense	3,756	5,683	$ 16,492
Solar power systems in operation
SOLAR POWER SYSTEMS
Solar power systems, gross	66,641	74,488
Solar power systems under construction
SOLAR POWER SYSTEMS
Solar power systems, gross	$ 4,484	$ 4,710